LEASE LIABILITIES (Schedule of weighted average discount rate used in calculating lease liabilities and weighted average remaining lease term) (Details)	Mar. 31, 2024	Jan. 31, 2024
Leases [Abstract]
Weighted average discount rate	10.00%	10.00%
Weighted average remaining lease term (years)	10 years 7 months 9 days	10 years 9 months 7 days